Consolidation of Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike

The information below represents the assets, liabilities and non-controlling interest related to Strike as of March 31, 2019 and December 31, 2018.

March 31, 2019
Assets	$63,686
Liabilities	55,171
Non-controlling interest	(460,101)

December 31, 2018
Assets	$177,352
Liabilities	95,720
Non-controlling interest	(440,883)

The information below represents the assets, liabilities and non-controlling interest related to Strike as of December 31, 2018 and December 31, 2017.

December 31, 2018
Assets	$177,352
Liabilities	95,720
Non-controlling interest	(440,883)

December 31, 2017
Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)